Accounts receivable	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Accounts receivable

10. Accounts receivable

	Notes	June 30, 2025	December 31, 2024
Receivables from contracts with customers
Third parties
Iron Solutions		1,389	1,540
Energy Transition Metals		830	788
Other		13	19
Related parties	29(b)	147	63
Accounts receivable		2,379	2,410
Expected credit loss		(54)	(52)
Accounts receivable, net		2,325	2,358

Provisionally priced commodities sales - The Company is mainly exposed to iron ore and copper price risk. The determination of the final sales price for these commodities is based on the pricing period outlined in the sales contracts, typically occurring after the revenue recognition date. Consequently, the Company initially recognizes revenue using a provisional invoice. Subsequently, the receivables associated with provisionally priced products are measured at fair value through profit or loss (note 19). Any fluctuations in the value of these receivables are reflected in the Company's net operating revenue.

The sensitivity of the Company’s risk related to the final settlement of provisionally priced accounts receivables is detailed below:

	June 30, 2025
	Thousand metric tons	Provisional price (US$/ton)	Variation	Effect on revenue (US$ million)
Iron ore	20,353	94	+/- 10%	+/- 192
Copper	63	9,483	+/- 10%	+/- 62